Segment information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Note 23 – Segment information

The Company’s segments are business units that offer different products and services and are reviewed separately by the chief operating decision maker (the “CODM”), or the decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Company’s Chief Executive Officer. During 2016, after the acquisition of Boca, there is one additional segment, consisting of the provision of green energy products and services. During 2017, after the acquisition of CSL and Giant Credit, there are two additional segments, consisting of the VR service and products and money lending.
During 2018, after the acquisition of 11 Hau Fook Street Limited and Paris Sky Limited, there are one additional segment, consisting of the property lease and management.

For the year ended December 31, 2018	LCD/LED products	Green energy products and services	VR products and services	Money lending services	Property lease and management	Corporate unallocated (note)	Consolidated
Revenues	$-	$10	$-	$980	$590	$-	$1,580
Gross (loss) profit	-	(1,368)	-	912	(599)	-	(1,055)
Operating expenses	(1,504)	(10,489)	-	(45)	(616)	(609)	(13,263)
Operating (loss) profit from continuing operations	(1,504)	(11,857)	-	867	(1,215)	(609)	(14,318)
Other income (expenses)	262	(140)	-	-	-	334	456
(Loss) profit before provision for income taxes	(1,242)	(11,997)	-	867	(1,215)	(275)	(13,862)
Income tax benefit (expense)	-	327	-	(175)	159	-	311
Net (loss) profit from continuing operations	(1,242)	(11,670)	-	692	(1,056)	(275)	(13,551)

As of December 31, 2018
Identifiable long-lived assets	1	25,021	-	492	55,384	-	80,898
Total assets	17,348	45,615	29,283	40,947	56,180	1,468	190,841

For the year ended December 31, 2017	LCD/LED products	Green energy products and services	VR products and services	Money lending services	Corporate unallocated (note)	Consolidated
Revenues	$42	$9	$-	$-	$-	$51
Gross (loss) profit	16	(1,308)	-	-	-	(1,292)
Operating expenses	(1,052)	(6,009)	-	-	(773)	(7,834)
Operating loss from continuing operations	(1,036)	(7,317)	-	-	(773)	(9,126)
Other income (expenses)	136	(13)	-	-	(150)	(27)
Loss before provision for income taxes	(900)	(7,330)	-	-	(923)	(9,153)
Income tax benefit	-	350	-	-	-	350
Net loss from continuing operations	(900)	(6,980)	-	-	(923)	(8,803)

As of December 31, 2017
Identifiable long-lived assets	3	23,888	18,370	508	-	42,769
Total assets	2,085	56,696	37,287	2,376	9	98,453

		Green energy	Corporate
	LCD/LED	products	unallocated
For the year ended December 31, 2016	products	and services	(note)	Consolidated
Revenues	$5,067	$2	$-	$5,069
Gross profit	200	2	-	202
Operating expenses	1,281	1,272	1,617	4,170
Operating loss from continuing operations	(1,081)	(1,270)	(1,617)	(3,968)
Other income (expenses)	137	(9)	(1,522)	(1,394)
Loss before provision for income taxes	(944)	(1,279)	(3,139)	(5,362)
Income tax benefit	-	315	-	315
Net loss from continuing operations	(944)	(964)	(3,139)	(5,047)

The VR products and services are reported as discontinued operations (Note 3).

Note:	The Company does not allocate its assets located and expenses incurred outside Hong Kong and China to its reportable segments because these assets and activities are managed at a corporate level.

Geographic area data is based on product shipment destination. In accordance with the enterprise-wide disclosure requirements of the accounting standard, the Company’s net revenue from external customers by geographic areas is as follows:

	For the year ended December 31,
	2018	2017	2016

Mainland China	$-	$42	$751
Hong Kong	1,580	9	4,318

Total	$1,580	$51	$5,069